Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.001 par value per share, reserved for issuance pursuant to the Londax Corp. 2026 Equity Incentive Plan
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103.58
Offering Note	This registration statement shall be deemed to cover an indeterminate number of additional common shares, without par value, as may be issuable pursuant to future stock dividends, stock splits, or similar transactions, pursuant to Rule 416(a) and (b) of the Securities Act of 1933, as amended.

Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on the NASDAQ Stock Market on July 21, 2026.